Share-based payments - Range of exercise price (Details)	12 Months Ended
	Dec. 31, 2021 EquityInstruments € / shares	Dec. 31, 2020 EquityInstruments € / shares	Dec. 31, 2019 EquityInstruments $ / shares	Dec. 31, 2021 EquityInstruments $ / shares	Oct. 31, 2021 € / shares	Jul. 31, 2021 € / shares	Apr. 30, 2021 € / shares	Oct. 31, 2020 € / shares	Jun. 30, 2020 € / shares	Apr. 30, 2020 € / shares	Nov. 30, 2019 $ / shares	Jun. 30, 2019 $ / shares	Dec. 31, 2018 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | (per share)	€ 349.92	€ 303.83	$ 152.50		€ 301.02	€ 303.16	€ 275.33	€ 245.69	€ 240.70	€ 146.68	$ 127.49	$ 127.49
Number of share options outstanding in share-based payment arrangement | EquityInstruments	5,619,113	5,365,743	4,358,069	5,619,113									3,536,651
Weighted average remaining contractual life	6 years 3 months 18 days	7 years 29 days	7 years 3 months 7 days
2.76 - 4.47
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	225,540			225,540
Weighted average remaining contractual life	1 year 6 months
8.12 - 10.73
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	382,357			382,357
Weighted average remaining contractual life	3 years 2 months 26 days
11.71 - 16
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	265,921			265,921
Weighted average remaining contractual life	4 years 7 months 20 days
20.85 - 23.98
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	414,493			414,493
Weighted average remaining contractual life	5 years 10 months 24 days
91.54 - 97.77
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	796,699			796,699
Weighted average remaining contractual life	4 years 4 months 6 days
128.54 - 153.75
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	1,191,989			1,191,989
Weighted average remaining contractual life	6 years 6 months
222.16 - 280.43
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	1,542,963			1,542,963
Weighted average remaining contractual life	7 years 6 months 21 days
288.93 - 350.2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	799,151			799,151
Weighted average remaining contractual life	9 years 1 month 6 days
Minimum | 2.76 - 4.47
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price				$ 2.76
Minimum | 8.12 - 10.73
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price				8.12
Minimum | 11.71 - 16
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price				11.71
Minimum | 20.85 - 23.98
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price				20.85
Minimum | 91.54 - 97.77
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price				91.54
Minimum | 128.54 - 153.75
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price				128.54
Minimum | 222.16 - 280.43
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price				222.16
Minimum | 288.93 - 350.2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price				288.93
Maximum | 2.76 - 4.47
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price				4.47
Maximum | 8.12 - 10.73
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price				10.73
Maximum | 11.71 - 16
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price				16.00
Maximum | 20.85 - 23.98
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price				23.98
Maximum | 91.54 - 97.77
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price				97.77
Maximum | 128.54 - 153.75
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price				153.75
Maximum | 222.16 - 280.43
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price				280.43
Maximum | 288.93 - 350.2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price				$ 350.20